Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 19,312	$ 37,144
Accounts receivable	788	1,177
Prepaids	1,602	2,997
Assets held for sale (note 3)	3,937	0
Total current assets	25,639	41,318
Other long-term assets	357	243
Capital assets	327	4,344
Right-of-use assets	895	1,146
Intangible assets (note 4)	4,412	3,240
Deferred tax assets	168	168
Total assets	31,798	50,459
Current liabilities
Accounts payable and accrued liabilities	5,394	5,968
Current portion of lease liabilities (note 5)	679	735
Current portion of provision (note 6)	3,166	3,400
Total current liabilities	9,239	10,103
Long-term portion of lease liabilities (note 5)	528	752
Long-term portion of provision (note 6)	0	3,290
Warrant liability (note 7)	556	106
Total liabilities	10,323	14,251
EQUITY
Share capital (note 9a)	981,162	979,849
Contributed surplus (note 9b)	46,503	45,973
Warrants (note 9c)	95,856	95,856
Accumulated other comprehensive loss	(3,172)	(3,169)
Deficit	(1,098,874)	(1,082,301)
Total equity	21,475	36,208
Total liabilities and equity	$ 31,798	$ 50,459